Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Right-of-Use Assets

		Land and	Rolling
	Note	buildings	stock	Equipment	Total
Cost
Balance at December 31, 2021		510,277	233,710	3,903	747,890
Other additions		62,353	53,906	962	117,221
Additions through business combinations	5	14,217	14,052	-	28,269
Sale of business	6	(238)	(5,780)	-	(6,018)
Derecognition*		(31,475)	(34,221)	(977)	(66,673)
Effect of movements in exchange rates		(26,343)	(9,624)	(91)	(36,058)
Balance at December 31, 2022		528,791	252,043	3,797	784,631
Other additions		74,580	79,690	948	155,218
Additions through business combinations	5	15,033	15,961	-	30,994
Derecognition*		(39,674)	(62,276)	(971)	(102,921)
Effect of movements in exchange rates		9,629	4,940	40	14,609
Balance at December 31, 2023		588,359	290,358	3,814	882,531

Depreciation
Balance at December 31, 2021		257,507	90,092	1,758	349,357
Depreciation		66,036	59,101	1,139	126,276
Sale of business	6	(130)	(2,685)	-	(2,815)
Derecognition*		(22,733)	(26,783)	(1,082)	(50,598)
Effect of movements in exchange rates		(14,424)	(4,754)	(51)	(19,229)
Balance at December 31, 2022		286,256	114,971	1,764	402,991
Depreciation		66,877	64,340	895	132,112
Derecognition*		(28,074)	(56,723)	(971)	(85,768)
Effect of movements in exchange rates		5,456	2,089	21	7,566
Balance at December 31, 2023		330,515	124,677	1,709	456,901

Net carrying amounts
At December 31, 2022		242,535	137,072	2,033	381,640
At December 31, 2023		257,844	165,681	2,105	425,630

* Derecognized right-of-use assets include negotiated asset purchases and extinguishments resulting from accidents as well as fully amortized or end of term right-of-use assets.